Long-Term Investments - Summarized Information on Equity Method Investees, Balance Sheet Data (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Partners Capital [Abstract]
Current assets	$ 24,619	$ 37,300
Non-current assets	9,520	11,229
Current liabilities	10,824	20,573
Non-current liabilities	$ 623	$ 5,234